Income Taxes (Details) - Summary of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Start-up/Organization costs	$ 648,312	$ 2,184
Net operating loss carryforwards	34,663	0
Total deferred tax assets	682,975	2,184
Valuation allowance	(682,975)	(2,184)
Deferred tax asset, net of allowance	$ 0	$ 0